CONDENSED BALANCE SHEETS (UNAUDITED) (Parentheticals) - ₪ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Convertible preferred stock, par value per share (in New Shekels per share)	₪ 0.03	₪ 0.03
Ordinary shares, shares authorized	16,666,667	16,666,667
Ordinary shares, shares issued	10,062,383	8,758,037
Ordinary shares, shares outstanding	10,062,383	8,758,037